Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt

4. SENIOR DEBT

On August 21, 2015, we, through certain of our wholly owned subsidiaries, repaid the entire balance of principal and accrued interest under the Loan and Security Agreement, as amended (the “Loan Agreement”), among BFG and certain of our wholly owned subsidiaries. As a result, there is currently no outstanding balance under the Loan Agreement. However, the Loan Agreement continues in effect and we are subject to a net profit interest under which we are required to pay BFG 20% of the “Net Profit” of its subsidiary, IEC SPV, LLC, until 10 years from the date the loan is repaid in full (August 2015). Net Profit is defined as the gross revenue less (i) interest paid on the loan, (ii) payments on any other debt incurred as a result of refinancing the loan through a third party, as provided in the Loan Agreement, (iii) any costs, fees or commissions paid on the existing credit facility, and (iv) charge-offs to bad debt resulting from consumer loans and reduced by servicing fee. The Net Profit arrangement can be terminated by us upon a payment of $3,000,000 to BFG. Net profit interest for the three months ended March 31, 2017 and 2016 were $18,577 and $7,988, respectively. All loans receivable of the Company were pledged as collateral at March 31, 2017 for the fulfillment of the Net Profit calculation.

4. SENIOR DEBT

On August 21, 2015, we, through certain of our wholly owned subsidiaries, paid an aggregate of $1,676,954, representing all principal and accrued interest under the Loan and Security Agreement, as amended (the “Loan Agreement”), among BFG and certain of our wholly owned subsidiaries. As a result, there is currently no outstanding balance under the Loan Agreement. However, the Loan Agreement continues in effect and we are subject to a net profit interest under which we are required to pay BFG 20% of the “Net Profit” of its subsidiary, IEC SPV, LLC, until 10 years from the date the loan is repaid in full (August 2015). Net Profit is defined as the gross revenue less (i) interest paid on the loan, (ii) payments on any other debt incurred as a result of refinancing the loan through a third party, as provided in the Loan Agreement, (iii) any costs, fees or commissions paid on the existing credit facility, and (iv) charge-offs to bad debt resulting from consumer loans and reduced by servicing fee. The Net Profit arrangement can be terminated by us upon a payment of $3,000,000 to BFG. Net profit interest for the year ended December 31, 2016 and 2015 were $57,094 and $107,340, respectively. All loans receivable of the Company were pledged as collateral at December 31, 2016 for the fulfillment of the Net Profit calculation. As of December 31, 2016, $57,094 has been paid.

LendingClub Corp [Member]
Debt

12. Debt

Revolving Credit Facility

On December 17, 2015, the Company entered into a credit and guaranty agreement with several lenders for an aggregate $120.0 million unsecured revolving credit facility (Credit Facility). In connection with the credit agreement, the Company entered into a pledge and security agreement with Morgan Stanley Senior Funding, Inc., as collateral agent.

Proceeds of loans made under the Credit Facility may be borrowed, repaid and reborrowed until December 17, 2020. Repayment of any outstanding proceeds are payable on December 17, 2020, but may be prepaid without penalty.

Borrowings under the Credit Facility bear interest, at the Company’s option, at an annual rate based on LIBOR rate plus a spread of 1.75% to 2.00%, which is fixed for a Company-selected interest period of one, two, three, six or 12 months, or at an alternative base rate (which is tied to either the prime rate, federal funds effective rate, or the adjusted eurocurrency rate, as defined in the credit agreement). Base rate borrowings may be prepaid at any time without penalty, however pre-payment of LIBOR-based borrowings before the end of the selected interest period may result in the Company incurring expense to compensate the lenders for their funding costs through the end of the interest period. Interest is payable quarterly. Additionally, the Company is required to pay a quarterly commitment fee to the lenders of between 0.25% and 0.375% per annum, depending on the Company’s total net leverage ratio, on the average undrawn portion available under the revolving loan facility.

The Credit Facility and pledge and security agreement contain certain covenants applicable to the Company, including restrictions on the Company’s ability to pay dividends, incur indebtedness, pledge our assets, merge or consolidate, make investments, and enter into certain affiliate transactions. The Credit Facility also requires the Company to maintain a maximum total net leverage ratio (defined as the ratio of net debt to Adjusted EBITDA, on a consolidated basis for the four most recent Fiscal Quarter periods) of 4.00:1.00 initially, and which decreases over the term of the Credit Facility to 3.00:1.00 on and after June 30, 2018 (on a consolidated basis). As of December 31, 2016 and 2015, the total net leverage ratio, calculated as defined in the Credit Facility, was 0%.

The Company did not have any loans outstanding under the Credit Facility during the years ended December 31, 2016 and 2015. The Company incurred $1.3 million of capitalized debt issuance costs, which will be recognized as interest expense through December 17, 2020.

Term Loan

On April 16, 2014, the Company entered into a credit and guaranty agreement with several lenders for an aggregate $50.0 million Term Loan. In connection with the credit agreement, the Company entered into a pledge and security agreement with Morgan Stanley Senior Funding, Inc., as collateral agent. The Term Loan was outstanding for 245 days in 2014 and was fully repaid and extinguished on December 17, 2014. For the year ended December 31, 2014, the Company incurred interest expense on the Term Loan of $2.3 million, which included expense related to writing off capitalized debt issuance costs. The weighted-average interest rate on the Term Loan was 2.59% for the period the loan was outstanding in 2014.